G1 Post-employment benefits	12 Months Ended
Dec. 31, 2019
Disclosure Of Information About Defined Benefit Plans [Abstract]
G1 Post-employment benefits

G1	Post-employment benefits

Ericsson sponsors a number of post-employment benefit plans throughout the Company, which are in line with market practice in each country. The main change in 2019 was driven by a decrease in discount rates in most pension plans. In total, financial assumption changes resulted in actuarial losses on defined benefit obligations of SEK 12.4 billion. The development of plan assets was higher than expected resulting in actuarial gains of SEK 5.8 billion.

Swedish plans

Sweden has both defined benefit and defined contribution plans based on collective agreement between the parties in the Swedish labor market:

–

A defined benefit plan, known as ITP 2 (occupational pension for salaried employees in manufacturing industries and trade), complemented by a defined contribution plan, known as ITPK (supplementary retirement benefits). This is a final salary-based plan.

–	A defined contribution plan, known as ITP 1, for employees born in 1979 or later.
–

A defined contribution plan ITP 1 or alternative ITP, for employees earning more than 10 income base amount and who have opted out of the defined benefit plan ITP 2, where rules are set by the Company and approved by each employee selected to participate.

The Company has by far most of its Swedish pension liabilities under defined benefit plans which according to IAS 19 is funded to 45% (49%) by the assets of Ericsson Pensionsstiftelse (a Swedish Pension Foundation). According to Swedish GAAP these liabilities are considered funded to more than 100% by the assets of Ericsson Pensionsstiftelse. There are no funding requirements for the Swedish plans.

The disability and survivors’ pension part of the ITP-plan is secured through an insurance solution with the company Alecta, see section about Multi-employer plans.

The Company pays benefit directly to the pensioners as the obligations fall due. The responsibility for governance of the plans and the plan assets lies with the Company and the Pensionsstiftelse. The Swedish Pensionsstiftelse is managed on the basis of a capital preservation strategy and the risk profile is set accordingly. Traditional asset-liability matching (ALM) studies are undertaken on a regular basis to allocate within different asset classes.

The plans are exposed to various risks, e.g., a sudden decrease in the bond yields, which would lead to an increase in the plan liability. A sudden instability in the financial market might also lead to a decrease in fair value of plan assets held by the Pensionsstiftelse, as the holdings of plan assets partly are exposed to equity markets; however, this may be partly offset by higher values in fixed income holdings. Swedish plans are linked to inflation and higher inflation will most likely lead to a higher liability. For the time being, inflation is a low risk factor to the Swedish plans as actual rate of inflation has not reached the ceiling target set by the Central Bank of Sweden.

Multi-employer plans

As before, the Company has secured the disability and survivors’ pension part of the ITP Plan through an insurance solution with the insurance company Alecta. Although this part of the plan is classified as a multi-employer defined benefit plan, it is not possible to get sufficient information to apply defined benefit accounting, as for most of the accrued pension benefits in Alecta, information is missing on the allocation of earnings process between employers. Full vesting is instead registered on the last employer. Alecta is not able to calculate a breakdown of assets and provisions for each respective employer, and therefore, the disability and survivors’ pension portion of the ITP Plan has been accounted for as a defined contribution plan.

Alecta has a collective funding ratio which acts as a buffer for its insurance commitments to protect against fluctuations in investment return and insurance risks. Alecta’s target ratio is 140% and reflects the fair value of Alecta’s plan assets as a percentage of plan commitments, then measured in accordance with Alecta’s actuarial assumptions, which are different from those in IAS 19. Alecta’s collective funding ratio was 148% (142%) as of December 31, 2019. The Company’s share of Alecta’s saving premiums is 0.3%, the total share of active members in Alecta are 1.9%. The expected contribution to the plan is SEK 106 million for 2020.

Contingent liabilities / Assets pledged as collateral

Contingent liabilities include the Company’s mutual responsibility as a credit insured company of PRI Pensionsgaranti in Sweden. This mutual responsibility can only be imposed in the instance that PRI Pensionsgaranti has consumed all of its assets, and it amounts to a maximum of 2% of the Company’s pension liability in Sweden. The Company has a pledged business mortgage of SEK 5.1 billion to PRI Pensionsgaranti.

US plans

The Company operates both defined contribution and defined benefit pension plans in the US, which are a combination of final salary pension plans and contribution-based arrangements. The final salary pension plans provide benefits to members in the form of a guaranteed level of pension payable for life. The level of benefits provided depends on members’ length of service and their salary in the final years leading up to retirement. Retirees generally do not receive inflationary increases once in payment.

The other type of plan is a contribution-based pension plan, which provides a benefit determined using a “cash balance” approach. The balance is credited monthly with interest credits and contribution credits, based on a combination of current year salary and length of service.

The majority of benefit payments are from trustee-administered funds; however, there are also a number of unfunded plans where the Company meets the benefit payment obligation as it falls due. In the US, the Company’s policy is at least to meet or exceed the funding requirements of federal regulations. The funded level in the US Pension Plan is above the point at which minimum funding would be required for fiscal year 2019.

Plan assets held in trusts are governed by local regulations and practice, as is the nature of the relationship between the Company and the trustees (or equivalent) and their composition. Responsibility for governance of the plans, including investment decisions and contribution schedules, lies with the Plan Administrative Committee (PAC). The PAC is composed of representatives from the Company.

The Company’s plans are exposed to various risks associated with pension plans, i.e., a sudden decrease in bond yields would lead to an increase in the present value of the defined benefit obligation. A sudden instability in the financial markets might also lead to a decrease in the fair value of plan assets held by the trust. Pension benefits in the US are not linked to inflation; however, higher inflation poses the risk of increased final salaries being used to determine benefits for active employees. There is also a risk that the duration of payments to retirees will exceed the life expectancy in mortality tables.

UK plans

The Company operates both defined benefit and defined contribution plans in the UK. All defined benefit plans in the UK are closed to future pension accrual.

The defined benefit plans provide benefits to members in the form of a guaranteed level of pension payable for life. The level of benefits provided is defined by the Trust Deed & Rules and depends on members’ length of service and their salary. Pensions in payment are generally updated in line with the UK retail price index, subject to caps defined by the rules.

The plans’ assets are held in trusts and are invested in a diverse range of assets. The plans are governed by local regulations and responsibility for the governance of the plans lies with the Trustee Directors, who are appointed by the Company from its employees and from the plans’ members. Independent professional trustees sit on a number of the Boards.

Note G1, cont’d.

The plans remain exposed to various risks associated with defined benefit plans, e.g. a decrease in bond yields or increase in inflation would lead to an increase in the present value of the defined benefit obligation. Alternatively, the duration of payments to retirees could exceed the life expectancy assumed in the current mortality tables leading to an increase in liabilities. A sudden instability in the financial markets might also lead to a decrease in the fair value of the plans’ assets. The Company and Trustees’ aim is to reduce the plans’ exposure to the key risks over time.

Other plans

The Company also sponsors plans in other countries. The main plans are in Brazil and Ireland. The main pension plans in Brazil are wholly funded with a net surplus of assets. The plan in Ireland is a final salary pension plan and is partly funded. The plans are managed by corporate trustees with directors appointed partly by the local company and partly by the plan members. The trustees are independent from the local company and subject to the specific country’s pension laws.

Amount recognized in the Consolidated balance sheet

Amount recognized in the Consolidated balance sheet
	Sweden	US	UK	Other	Total
2019
Defined benefit obligation (DBO)	50,257	20,897	15,352	15,928	102,434
Fair value of plan assets	22,809	20,102	16,919	9,829	69,659
Deficit/surplus (+/–)	27,448	795	(1,567)	6,099	32,775
Plans with net surplus, excluding asset ceiling 1)	—	—	2,137	905	3,042
Provision for post-employment benefits 2)	27,448	795	570	7,004	35,817

2018
Defined benefit obligation (DBO)	44,845	21,059	12,374	12,042	90,320
Fair value of plan assets	21,912	19,899	14,385	8,126	64,322
Deficit/surplus (+/–)	22,933	1,160	(2,011)	3,916	25,998
Plans with net surplus, excluding asset ceiling 1)	—	—	2,246	476	2,722
Provision for post-employment benefits 2)	22,933	1,160	235	4,392	28,720

1)

Plans with a net surplus, i.e., where plan assets exceed DBO, are reported as Other financial assets, non-current, see note F3, “Financial assets, non-current.”
The asset ceiling increased during the year by SEK 452 million from SEK 381 million in 2018 to SEK 833 million in 2019.

2)	Plans with net liabilities are reported in the balance sheet as Post-employment benefits, non-current.

Total pension cost recognized in the Consolidated income statement

The costs for post-employment benefits within the Company are distributed between defined contribution plans and defined benefit plans, with a trend toward defined contribution plans.

Pension costs for defined contribution plans and defined benefit plans
	Sweden	US		UK		Other	Total
2019
Pension cost for defined contribution plans	953	456		132		1,193	2,734
Pension cost for defined benefit plans	1,704	(110)	1)	(47)	2)	889	2,436
Total	2,657	346		85		2,082	5,170
Total pension cost expressed as a percentage of wages and salaries							8.8%

2018
Pension cost for defined contribution plans	937	473		145		1,170	2,725
Pension cost for defined benefit plans	1,350	175		75		557	2,157
Total	2,287	648		220		1,727	4,882
Total pension cost expressed as a percentage of wages and salaries							9.2%

2017
Pension cost for defined contribution plans	1,096	473		173		1,228	2,970
Pension cost for defined benefit plans	1,824	168		38		592	2,622
Total	2,920	641		211		1,820	5,592
Total pension cost expressed as a percentage of wages and salaries							9.5%

1)	Negative cost due to settlement gain of SEK 258 million.
2)	Negative cost due to net interest income of SEK 461 million exceeding interest cost of SEK 394 million during the year.

Note G1, cont’d.

Change in the net defined benefit obligation

Change in the net defined benefit obligation
	Present value	Fair value of			Present value	Fair value of
	of obligation	plan assets	Total		of obligation	plan assets	Total
	20192)	2019	2019		20182)	2018	2018
Opening balance	90,320	(64,322)	25,998		87,645	(64,939)	22,706

Included in the income statement
Current service cost	1,977	—	1,977		1,602	—	1,602
Past service cost and gains and losses on settlements	(266)	—	(266)	3)	100	—	100
Interest cost/income (+/–)	2,577	(1,938)	639		2,196	(1,912)	284
Taxes and administrative expenses	—	49	49		78	54	132
Other	(1)	2	1		(6)	2	(4)
	4,287	(1,887)	2,400	4)	3,970	(1,856)	2,114	4)
Remeasurements
Return on plan assets excluding amounts in interest expense/income	—	(5,758)	(5,758)		—	3,016	3,016
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	(775)	—	(775)		(124)	—	(124)
Actuarial gains/losses (–/+) arising from changes in financial assumptions	12,443	—	12,443		261	—	261
Experience-based gains/losses (–/+)	(126)	—	(126)		(613)	—	(613)
	11,542	(5,758)	5,784		(476)	3,016	2,540
Other changes
Translation difference	2,079	(2,076)	3		2,659	(2,383)	276
Contributions and payments from:
Employers 1)	(1,183)	(321)	(1,504)		(984)	(513)	(1,497)
Plan participants	28	(26)	2		28	(21)	7
Payments from plans:
Benefit payments	(2,044)	2,044	—		(2,357)	2,357	—
Settlements	(2,722)	2,687	(35)		(145)	17	(128)
Business combinations and divestments	127	—	127		(20)	—	(20)
Closing balance	102,434	(69,659)	32,775		90,320	(64,322)	25,998

1)

The expected contribution to the plans is SEK 1.7 billion during 2020. In addition, there is a funding need of SEK 1 to 2 billion for the Swedish plan which can be met either by contributing cash or providing additional business mortgages as guarantee.

2)	The weighted average duration of DBO is 21.1 (20.3) years.
3)	Settlement gain of SEK 258 million is reported in Other financial expenses, see note F2, “Financial income and expenses.”
4)	Excluding the impact of the asset ceiling of SEK 36 million in 2019 and SEK 43 million in 2018.

Actuarial losses of SEK 12.4 billion from changes in financial assumption are attributable to the decrease in discount rates in the larger pension plans in Sweden, US and UK. Settlement payments are higher in the year due to a one-off partial settlement of liabilities in the US pension plan.

Present value of the defined benefit obligation
	Sweden	US	UK	Other	Total
2019
DBO, closing balance	50,257	20,897	15,352	15,928	102,434
Of which partially or fully funded	50,257	20,138	15,352	12,211	97,958
Of which unfunded	—	759	—	3,717	4,476

2018
DBO, closing balance	44,845	21,059	12,374	12,042	90,320
Of which partially or fully funded	44,845	20,372	12,374	9,292	86,883
Of which unfunded	—	687	—	2,750	3,437

Note G1, cont’d.

Asset allocation by asset type and geography
	Sweden	US	UK	Other	Total	Of which unquoted
2019
Cash and cash equivalents	1,319	1,013	1,309	86	3,727	0%
Equity securities	3,784	773	3,368	2,422	10,347	15%
Debt securities	11,969	17,050	10,994	4,774	44,787	7%
Real estate	4,489	—	169	550	5,208	100%
Investment funds	1,248	1,261	296	242	3,047	65%
Assets held by insurance company	—	—	—	1,404	1,404	100%
Other	—	5	783	351	1,139	6%
Total	22,809	20,102	16,919	9,829	69,659
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—

2018
Cash and cash equivalents	935	585	1,416	88	3,024	0%
Equity securities	4,434	729	2,293	2,439	9,895	18%
Debt securities	10,642	17,329	9,410	3,485	40,866	23%
Real estate	4,228	—	154	229	4,611	100%
Investment funds	1,673	1,151	415	230	3,469	70%
Assets held by insurance company	—	—	—	1,289	1,289	100%
Other	—	105	697	366	1,168	33%
Total	21,912	19,899	14,385	8,126	64,322
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—

Actuarial assumptions

Financial and demographic actuarial assumptions 1)
	2019	2018
Financial assumptions
Discount rate, Sweden	0.9%	1.5%
Discount rate, US	3.2%	4.3%
Discount rate, UK	2.1%	3.0%
Discount rate, weighted average of total	1.8%	2.6%
Demographic assumptions
Life expectancy after age 65 in years, weighted average	23	23

1)	Weighted average for the Group for disclosure purposes only. Country-specific assumptions were used for each actuarial calculation.

Actuarial assumptions are assessed on a quarterly basis. See also note A1, “Significant accounting policies” and note A2, “Critical accounting estimates and judgments.”

Sweden

The defined benefit obligation (DBO) has been calculated using a discount rate based on the yields of Swedish government bonds. IAS 19 Employee Benefits prescribes that if there is not a deep market in high-quality corporate bonds, the market yields on government bonds shall be applied for the pension liability calculation. As of December 31, 2019, the discount rate applied in Sweden was 0.9% (1.5%). If the discount rate had been based on Swedish covered bonds, the discount rate as of December 31, 2019 would have been 1.8% (2.5%). If these discount rates based on Swedish covered bonds had been applied for the pension liability calculation, the DBO at December 31, 2019 would have been approximately SEK 9.8 (9.5) billion lower.

US and UK

The defined benefit obligation has been calculated using a discount rate based on yields of high-quality corporate bonds, where “high-quality” has been defined as a rating of AA and above.

Total remeasurements in Other comprehensive income (loss) related to post-employment beneﬁts
	2019	2018
Actuarial gains and losses (+/–)	(5,049)	(1,887)
The effect of asset ceiling	(398)	87
Swedish special payroll taxes	(735)	(653)
Total	(6,182)	(2,453)

Sensitivity analysis of signiﬁcant actuarial assumptions
SEK billion	2019	2018
Impact on the DBO of an increase in the discount rate
Discount rate, Sweden +0.5%	(5.8)	(5.0)
Discount rate, US +0.5%	(1.1)	(1.0)
Discount rate, UK +0.5%	(1.7)	(1.3)
Discount rate, weighted average of total +0.5%	(10.0)	(8.3)
Impact on the DBO of a decrease in the discount rate
Discount rate, Sweden –0.5%	+6.6	+5.4
Discount rate, US –0.5%	+1.2	+1.1
Discount rate, UK –0.5%	+1.9	+1.5
Discount rate, weighted average of total –0.5%	+11.3	+9.2